Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS VARIABLE SERIES I
Entity Central Index Key	0000764797
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000017180
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Capital Growth VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.49%

Gross expense ratio as of the latest prospectus: 0.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 1,062,451,079
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,886,004
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,062,451,079
Number of Portfolio Holdings	77
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	1,886,004

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

C000017184
Shareholder Report [Line Items]
Fund Name	DWS Core Equity VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Core Equity VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.60%

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 116,226,065
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 222,666
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	116,226,065
Number of Portfolio Holdings	109
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	222,666

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000017188
Shareholder Report [Line Items]
Fund Name	DWS CROCI International VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI International VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%

Gross expense ratio as of the latest prospectus: 0.95%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 71,637,365
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 197,893
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	71,637,365
Number of Portfolio Holdings	63
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	197,893

C000017182
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Small Cap VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.87%

Gross expense ratio as of the latest prospectus: 1.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 61,592,496
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 185,450
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	61,592,496
Number of Portfolio Holdings	124
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	185,450